Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income And Comprehensive Income
Net Income	$ 41,450	$ 21,293	$ 59,238
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	7,905	(18,873)	(34,540)
Change in unrealized appreciation (depreciation) on marketable securities	43	(92)	29
Change in unrealized loss on derivative instruments	(5,851)	(849)	(1,316)
Total other comprehensive income (loss)	2,097	(19,814)	(35,827)
Comprehensive Income	43,547	1,479	23,411
Amounts Attributable to Noncontrolling Interests:
Less: Net income attributable to noncontrolling interests (inclusive of Available Cash Distributions to advisor of $15,389, $6,157, and $0, respectively)	(25,576)	(9,891)	(4,905)
Foreign currency translation adjustments	(1,169)	(5,266)	3,628
Change in unrealized appreciation on marketable securities	0	(21)	0
Change in unrealized loss on derivative instruments	0	0	13
Comprehensive income attributable to noncontrolling interests	(26,745)	(15,178)	(1,264)
Amounts Attributable To Redeemable Noncontrolling Interests
Net loss (income) attributable to redeemable noncontrolling interests	2,192	(1,902)	(22,326)
Foreign currency translation adjustments	(441)	499	18,329
Comprehensive loss (income) attributable to redeemable noncontrolling interests	1,751	(1,403)	(3,997)
Comprehensive Income (Loss) Attributable to CPA:16 - Global Stockholders	$ 18,553	$ (15,102)	$ 18,150